Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciates Property and Equipment using the Straight-Line Method

The Company depreciates property and equipment using the straight-line method as follows:

Office equipment	3 – 5 years
Computers	3 – 5 years
Furniture and fixture	3 – 5 years
Motor vehicle	3 years
Leasehold improvement	Over the remaining term of the lease or 3 years, whichever is shorter